Non-controlling Interests and Redeemable non-controlling Interest - Change in Redeemable non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	$ 33,364	$ 41,553
Net effect from operations	(9,006)	(7,545)
Contributions, net of costs	3,403	0
Dividends and distributions declared	(1,848)	(644)
Closing balance	25,913	33,364
Related Party
Increase (Decrease) in Temporary Equity [Roll Forward]
Opening balance	307,622	0
Contributions, net of costs	0	305,000
Dividends and distributions declared		0
Closing balance	$ 305,863	$ 307,622